Schedule of Restatement of Balance Sheet (Details) (Parenthetical) - $ / shares	Jun. 30, 2021	Jan. 14, 2021	Dec. 31, 2020
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value	$ 0.0001	0.0001	$ 0.0001
Common Class A [Member]
Common stock, par value		$ 0.0001